UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-9479

Name of Fund: The S&P 500(R) Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The S&P 500(R) Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%                     17,702  Boeing Co.                                                     $   1,168,332
                                                4,285  General Dynamics Corp.                                               469,379
                                                2,323  Goodrich Corp.                                                        95,150
                                               17,813  Honeywell International, Inc.                                        652,490
                                                2,687  L-3 Communications Holdings, Inc.                                    205,770
                                                8,889  Lockheed Martin Corp.                                                576,629
                                                7,144  Northrop Grumman Corp.                                               394,706
                                                8,854  Raytheon Co.                                                         346,368
                                                4,033  Rockwell Collins, Inc.                                               192,293
                                               21,698  United Technologies Corp.                                          1,114,192
                                                                                                                      -------------
                                                                                                                          5,215,309
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                  6,158  FedEx Corp.                                                          498,860
                                                1,293  Ryder System, Inc.                                                    47,324
                                               23,700  United Parcel Service, Inc. Class B                                1,639,092
                                                                                                                      -------------
                                                                                                                          2,185,276
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                 2,698  Delta Air Lines, Inc. (a)(b)                                          10,144
                                               16,751  Southwest Airlines Co.                                               233,341
                                                                                                                      -------------
                                                                                                                            243,485
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                          1,593  Cooper Tire & Rubber Co.                                              29,582
                                                3,325  Dana Corp.                                                            49,908
                                               12,369  Delphi Corp.                                                          57,516
                                                3,497  The Goodyear Tire & Rubber Co. (a)                                    52,105
                                                3,730  Johnson Controls, Inc.                                               210,111
                                                2,906  Visteon Corp.                                                         17,523
                                                                                                                      -------------
                                                                                                                            416,745
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                             40,270  Ford Motor Co.                                                       412,365
                                               12,719  General Motors Corp. (b)                                             432,446
                                                6,496  Harley-Davidson, Inc.                                                322,202
                                                                                                                      -------------
                                                                                                                          1,167,013
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                               15,856  Anheuser-Busch Cos., Inc.                                            725,412
                                                2,454  Brown-Forman Corp. Class B                                           148,369
                                               48,648  The Coca-Cola Co.                                                  2,031,054
                                                8,282  Coca-Cola Enterprises, Inc.                                          182,287
                                                1,548  Molson Coors Brewing Co. Class B                                      95,976
                                                4,900  Pepsi Bottling Group, Inc.                                           140,189
                                               35,603  PepsiCo, Inc.                                                      1,920,070
                                                                                                                      -------------
                                                                                                                          5,243,357
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.9%                           26,755  Amgen, Inc. (a)                                                    1,617,607
                                                4,696  Applera Corp. - Applied Biosystems Group                              92,370
                                                6,685  Biogen Idec, Inc. (a)                                                230,298
                                                3,532  Chiron Corp. (a)                                                     123,231
                                                4,900  Genzyme Corp. (a)                                                    294,441
                                                9,400  Gilead Sciences, Inc. (a)                                            413,506
                                                4,680  Medimmune, Inc. (a)                                                  125,050
                                                                                                                      -------------
                                                                                                                          2,896,503
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                        3,900  American Standard Cos., Inc.                                         163,488
                                                9,922  Masco Corp.                                                          315,123
                                                                                                                      -------------
                                                                                                                            478,611
-----------------------------------------------------------------------------------------------------------------------------------

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.1%                         15,390  The Bank of New York Co., Inc.                                 $     442,924
                                                2,210  The Bear Stearns Cos., Inc.                                          229,707
                                               25,672  The Charles Schwab Corp.                                             289,580
                                                6,700  E*Trade Financial Corp. (a)                                           93,733
                                                1,600  Federated Investors, Inc. Class B                                     48,016
                                                4,509  Franklin Resources, Inc.                                             347,103
                                                9,700  Goldman Sachs Group, Inc.                                            989,594
                                                4,888  Janus Capital Group, Inc.                                             73,515
                                                5,830  Lehman Brothers Holdings, Inc.                                       578,802
                                                8,304  Mellon Financial Corp.                                               238,242
                                               19,800  Merrill Lynch & Co., Inc. (e)                                      1,089,198
                                               23,637  Morgan Stanley                                                     1,240,233
                                                4,200  Northern Trust Corp.                                                 191,478
                                                6,522  State Street Corp.                                                   314,687
                                                2,695  T. Rowe Price Group, Inc.                                            168,707
                                                                                                                      -------------
                                                                                                                          6,335,519
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                4,267  Air Products & Chemicals, Inc.                                       257,300
                                               19,767  The Dow Chemical Co.                                                 880,224
                                               21,153  E.I. du Pont de Nemours & Co.                                        909,791
                                                1,700  Eastman Chemical Co.                                                  93,755
                                                5,560  Ecolab, Inc.                                                         179,922
                                                2,878  Engelhard Corp.                                                       82,167
                                                1,166  Great Lakes Chemical Corp.                                            36,694
                                                2,341  Hercules, Inc. (a)                                                    33,125
                                                2,131  International Flavors & Fragrances, Inc.                              77,185
                                                5,384  Monsanto Co.                                                         338,492
                                                3,729  PPG Industries, Inc.                                                 234,032
                                                6,536  Praxair, Inc.                                                        304,578
                                                4,613  Rohm & Haas Co.                                                      213,766
                                                1,700  Sigma-Aldrich Corp.                                                   95,268
                                                                                                                      -------------
                                                                                                                          3,736,299
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.4%                         8,152  AmSouth Bancorp                                                      211,952
                                               10,744  BB&T Corp.                                                           429,438
                                               86,004  Bank of America Corp.                                              3,922,642
                                                3,941  Comerica, Inc.                                                       227,790
                                                3,167  Compass Bancshares, Inc.                                             142,515
                                               11,690  Fifth Third Bancorp                                                  481,745
                                                2,100  First Horizon National Corp.                                          88,620
                                                5,540  Huntington Bancshares, Inc.                                          133,736
                                                9,409  Keycorp                                                              311,908
                                                2,200  M&T Bank Corp.                                                       231,352
                                                4,100  Marshall & Ilsley Corp.                                              182,245
                                               13,223  National City Corp.                                                  451,169
                                                9,200  North Fork Bancorporation, Inc.                                      258,428
                                                5,361  PNC Financial Services Group, Inc.                                   291,960
                                               10,408  Regions Financial Corp.                                              352,623
                                                7,327  SunTrust Banks, Inc.                                                 529,302
                                                6,309  Synovus Financial Corp.                                              180,879
                                               39,743  U.S. Bancorp                                                       1,160,496
                                               33,838  Wachovia Corp.                                                     1,678,365

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               35,966  Wells Fargo & Co.                                              $   2,214,786
                                                2,070  Zions Bancorporation                                                 152,207
                                                                                                                      -------------
                                                                                                                         13,634,158
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.6%           5,694  Allied Waste Industries, Inc. (a)                                     45,153
                                                2,491  Avery Dennison Corp.                                                 131,923
                                               21,220  Cendant Corp.                                                        474,691
                                                3,060  Cintas Corp.                                                         118,116
                                                2,040  Equifax, Inc.                                                         72,848
                                                2,360  Monster Worldwide, Inc. (a)                                           67,685
                                                5,432  Pitney Bowes, Inc.                                                   236,564
                                                3,784  RR Donnelley & Sons Co.                                              130,586
                                                3,860  Robert Half International, Inc.                                       96,384
                                               12,835  Waste Management, Inc.                                               363,744
                                                                                                                      -------------
                                                                                                                          1,737,694
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%                 2,454  ADC Telecommunications, Inc. (a)                                      53,424
                                                2,689  Andrew Corp. (a)                                                      34,312
                                               10,014  Avaya, Inc. (a)                                                       83,316
                                               14,815  Ciena Corp. (a)                                                       30,963
                                              135,394  Cisco Systems, Inc. (a)(c)                                         2,587,379
                                                4,066  Comverse Technology, Inc. (a)                                         96,161
                                               28,173  Corning, Inc. (a)                                                    468,235
                                                    5  Enterasys Networks, Inc. (a)                                               5
                                               28,971  JDS Uniphase Corp. (a)                                                44,036
                                               88,764  Lucent Technologies, Inc. (a)                                        258,303
                                               51,165  Motorola, Inc.                                                       934,273
                                               34,904  Qualcomm, Inc.                                                     1,152,181
                                                3,456  Scientific-Atlanta, Inc.                                             114,981
                                                9,058  Tellabs, Inc. (a)                                                     78,805
                                                                                                                      -------------
                                                                                                                          5,936,374
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.7%                 17,096  Apple Computer, Inc. (a)                                             629,304
                                               51,349  Dell, Inc. (a)                                                     2,028,799
                                               49,174  EMC Corp. (a)                                                        674,175
                                                7,112  Gateway, Inc. (a)                                                     23,470
                                               62,225  Hewlett-Packard Co.                                                1,462,910
                                               34,241  International Business Machines Corp.                              2,540,682
                                                2,465  Lexmark International, Inc. Class A (a)                              159,806
                                                4,240  NCR Corp. (a)                                                        148,909
                                                7,091  Network Appliance, Inc. (a)                                          200,463
                                                2,010  QLogic Corp. (a)                                                      62,049
                                               70,184  Sun Microsystems, Inc. (a)                                           261,786
                                                                                                                      -------------
                                                                                                                          8,192,353
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%               1,545  Fluor Corp.                                                           88,976
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                   2,203  Vulcan Materials Co.                                                 143,173
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%                        25,322  American Express Co.                                               1,347,890
                                                4,987  Capital One Financial Corp.                                          399,010
                                               27,322  MBNA Corp.                                                           714,744
                                                6,328  Providian Financial Corp. (a)                                        111,563
                                                9,275  SLM Corp.                                                            471,170
                                                                                                                      -------------
                                                                                                                          3,044,377
-----------------------------------------------------------------------------------------------------------------------------------

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                   2,400  Ball Corp.                                                     $      86,304
                                                2,408  Bemis Co.                                                             63,908
                                                3,491  Pactiv Corp. (a)                                                      75,336
                                                1,825  Sealed Air Corp. (a)                                                  90,867
                                                2,174  Temple-Inland, Inc.                                                   80,764
                                                                                                                      -------------
                                                                                                                            397,179
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                             3,807  Genuine Parts Co.                                                    156,430
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.2%            3,700  Apollo Group, Inc. Class A (a)                                       289,414
                                                3,396  H&R Block, Inc.                                                      198,157
                                                                                                                      -------------
                                                                                                                            487,571
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.8%           4,000  CIT Group, Inc.                                                      171,880
                                              110,881  Citigroup, Inc.                                                    5,126,029
                                               75,317  JPMorgan Chase & Co.                                               2,660,196
                                                6,334  Moody's Corp.                                                        284,777
                                                6,000  Principal Financial Group                                            251,400
                                                                                                                      -------------
                                                                                                                          8,494,282
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  17,088  AT&T Corp.                                                           325,355
Services - 2.1%                                 6,808  Alltel Corp.                                                         424,002
                                               37,451  BellSouth Corp.                                                      995,073
                                                3,111  CenturyTel, Inc.                                                     107,734
                                                6,280  Citizens Communications Co.                                           84,403
                                               39,293  Qwest Communications International Inc. (a)                          145,777
                                               70,031  SBC Communications, Inc.                                           1,663,236
                                               30,639  Sprint Corp.                                                         768,733
                                               58,731  Verizon Communications, Inc.                                       2,029,156
                                                                                                                      -------------
                                                                                                                          6,543,469
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%                       2,730  Allegheny Energy, Inc. (a)                                            68,851
                                                3,458  Ameren Corp.                                                         191,227
                                                8,888  American Electric Power Co., Inc.                                    327,701
                                                6,564  Centerpoint Energy, Inc.                                              86,710
                                                3,557  Cinergy Corp.                                                        159,425
                                                4,665  Consolidated Edison, Inc.                                            218,509
                                                3,628  DTE Energy Co.                                                       169,682
                                                7,175  Edison International                                                 290,946
                                                4,858  Entergy Corp.                                                        367,022
                                               14,472  Exelon Corp.                                                         742,848
                                                7,816  FPL Group, Inc.                                                      328,741
                                                7,054  FirstEnergy Corp.                                                    339,368
                                                8,237  PG&E Corp.                                                           309,217
                                                3,501  PPL Corp.                                                            207,889
                                                1,851  Pinnacle West Capital Corp.                                           82,277
                                                4,822  Progress Energy, Inc.                                                218,147
                                               15,078  The Southern Co.                                                     522,754
                                                2,945  TECO Energy, Inc.                                                     55,690
                                                9,861  Xcel Energy, Inc.                                                    192,487
                                                                                                                      -------------
                                                                                                                          4,879,491
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                     4,300  American Power Conversion Corp.                                      101,437
                                                2,075  Cooper Industries Ltd. Class A                                       132,592

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                8,538  Emerson Electric Co.                                           $     534,735
                                                4,033  Rockwell Automation, Inc.                                            196,447
                                                                                                                      -------------
                                                                                                                            965,211
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%      10,110  Agilent Technologies, Inc. (a)                                       232,732
                                                4,160  Jabil Circuit, Inc. (a)                                              127,837
                                                4,301  Molex, Inc.                                                          111,998
                                               11,537  Sanmina-SCI Corp. (a)                                                 63,107
                                               17,978  Solectron Corp. (a)                                                   68,137
                                                4,987  Symbol Technologies, Inc.                                             49,222
                                                2,058  Tektronix, Inc.                                                       47,890
                                                                                                                      -------------
                                                                                                                            700,923
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.9%              2,900  BJ Services Co.                                                      152,192
                                                7,369  Baker Hughes, Inc.                                                   376,998
                                               10,044  Halliburton Co.                                                      480,304
                                                3,230  Nabors Industries Ltd. (a)                                           195,803
                                                3,980  National Oilwell Varco, Inc. (a)                                     189,209
                                                2,700  Noble Corp.                                                          166,077
                                                2,115  Rowan Cos., Inc.                                                      62,837
                                               12,016  Schlumberger Ltd.                                                    912,495
                                                7,001  Transocean, Inc. (a)                                                 377,844
                                                                                                                      -------------
                                                                                                                          2,913,759
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.1%                 8,414  Albertson's, Inc.                                                    174,002
                                               15,906  CVS Corp.                                                            462,387
                                                9,364  Costco Wholesale Corp.                                               419,694
                                               14,245  The Kroger Co. (a)                                                   271,082
                                                8,424  Safeway, Inc.                                                        190,298
                                                2,901  Supervalu, Inc.                                                       94,602
                                               12,703  Sysco Corp.                                                          459,722
                                               71,308  Wal-Mart Stores, Inc.                                              3,437,046
                                               21,204  Walgreen Co.                                                         975,172
                                                                                                                      -------------
                                                                                                                          6,484,005
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                           12,807  Archer-Daniels-Midland Co.                                           273,814
                                                7,687  Campbell Soup Co.                                                    236,529
                                               11,485  ConAgra Foods, Inc.                                                  265,993
                                                7,274  General Mills, Inc.                                                  340,350
                                                7,658  HJ Heinz Co.                                                         271,246
                                                4,416  The Hershey Co.                                                      274,234
                                                8,063  Kellogg Co.                                                          358,320
                                                2,100  McCormick & Co., Inc.                                                 68,628
                                               17,374  Sara Lee Corp.                                                       344,179
                                                3,776  Wm. Wrigley Jr. Co.                                                  259,940
                                                                                                                      -------------
                                                                                                                          2,693,233
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                            3,300  KeySpan Corp.                                                        134,310
                                                  986  Nicor, Inc.                                                           40,594
                                                4,488  NiSource, Inc.                                                       110,988
                                                  817  Peoples Energy Corp.                                                  35,507
                                                                                                                      -------------
                                                                                                                            321,399
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.6%         1,217  Bausch & Lomb, Inc.                                                  101,011
                                               12,584  Baxter International, Inc.                                           466,866

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                4,861  Becton Dickinson & Co.                                         $     255,057
                                                5,631  Biomet, Inc.                                                         195,058
                                               16,572  Boston Scientific Corp. (a)                                          447,444
                                                2,358  CR Bard, Inc.                                                        156,831
                                                2,700  Fisher Scientific International (a)                                  175,230
                                                6,857  Guidant Corp.                                                        461,476
                                                3,269  Hospira, Inc. (a)                                                    127,491
                                               25,648  Medtronic, Inc.                                                    1,328,310
                                                  736  Millipore Corp. (a)                                                   41,753
                                                2,222  PerkinElmer, Inc.                                                     41,996
                                                6,996  St. Jude Medical, Inc. (a)                                           305,096
                                                8,380  Stryker Corp.                                                        398,553
                                                3,977  Thermo Electron Corp. (a)                                            106,862
                                                2,200  Waters Corp. (a)                                                      81,774
                                                5,077  Zimmer Holdings, Inc. (a)                                            386,715
                                                                                                                      -------------
                                                                                                                          5,077,523
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.1%         6,040  Aetna, Inc. New Shares                                               500,233
                                                2,240  AmerisourceBergen Corp.                                              154,896
                                                8,713  Cardinal Health, Inc.                                                501,694
                                                9,796  Caremark Rx, Inc. (a)                                                436,118
                                                2,696  Cigna Corp.                                                          288,553
                                                2,800  Express Scripts, Inc. (a)                                            139,944
                                                8,201  HCA, Inc.                                                            464,751
                                                5,400  Health Management Associates, Inc. Class A                           141,372
                                                3,758  Humana, Inc. (a)                                                     149,343
                                                5,519  IMS Health, Inc.                                                     136,706
                                                3,200  Laboratory Corp. of America Holdings (a)                             159,680
                                                2,267  Manor Care, Inc.                                                      90,068
                                                5,874  McKesson Corp.                                                       263,096
                                                5,986  Medco Health Solutions, Inc. (a)                                     319,413
                                                4,000  Quest Diagnostics                                                    213,080
                                               10,705  Tenet Healthcare Corp. (a)                                           131,029
                                               27,080  UnitedHealth Group, Inc.                                           1,411,951
                                               12,804  WellPoint, Inc. (a)                                                  891,671
                                                                                                                      -------------
                                                                                                                          6,393,598
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.1%           11,514  Carnival Corp.                                                       628,089
                                                3,940  Darden Restaurants, Inc.                                             129,941
                                                2,605  Harrah's Entertainment, Inc.                                         187,742
                                                8,129  Hilton Hotels Corp.                                                  193,877
                                                6,800  International Game Technology                                        191,420
                                                4,599  Marriott International, Inc. Class A                                 313,744
                                               26,166  McDonald's Corp.                                                     726,106
                                                8,354  Starbucks Corp. (a)                                                  431,568
                                                4,315  Starwood Hotels & Resorts Worldwide, Inc.                            252,730
                                                2,534  Wendy's International, Inc.                                          120,745
                                                6,536  Yum! Brands, Inc.                                                    340,395
                                                                                                                      -------------
                                                                                                                          3,516,357
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                       1,760  Black & Decker Corp.                                                 158,136
                                                2,544  Centex Corp.                                                         179,784

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                3,317  Fortune Brands, Inc.                                           $     294,550
                                                1,694  KB HOME                                                              129,134
                                                4,328  Leggett & Platt, Inc.                                                115,038
                                                1,690  Maytag Corp.                                                          26,465
                                                5,890  Newell Rubbermaid, Inc.                                              140,418
                                                2,568  Pulte Homes, Inc.                                                    216,354
                                                1,272  Snap-On, Inc.                                                         43,630
                                                1,896  The Stanley Works                                                     86,344
                                                1,170  Whirlpool Corp.                                                       82,029
                                                                                                                      -------------
                                                                                                                          1,471,882
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.3%                       2,706  Clorox Co.                                                           150,778
                                               10,549  Colgate-Palmolive Co.                                                526,501
                                               10,114  Kimberly-Clark Corp.                                                 633,035
                                               52,414  Procter & Gamble Co.                                               2,764,839
                                                                                                                      -------------
                                                                                                                          4,075,153
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                              2,400  Affiliated Computer Services, Inc. Class A (a)                       122,640
                                               12,640  Automatic Data Processing, Inc.                                      530,501
                                                3,734  Computer Sciences Corp. (a)                                          163,176
                                                3,585  Convergys Corp. (a)                                                   50,979
                                               10,333  Electronic Data Systems Corp.                                        198,910
                                               16,707  First Data Corp.                                                     670,619
                                                3,632  Fiserv, Inc. (a)                                                     155,994
                                                8,225  Paychex, Inc.                                                        267,641
                                                2,867  Sabre Holdings Corp. Class A                                          57,197
                                                5,500  Sungard Data Systems, Inc. (a)                                       193,435
                                                6,915  Unisys Corp. (a)                                                      43,772
                                                                                                                      -------------
                                                                                                                          2,454,864
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                  14,138  The AES Corp. (a)                                                    231,580
Energy Traders - 0.5%                          14,023  Calpine Corp. (a)(b)                                                  47,678
                                                3,607  Constellation Energy Group, Inc.                                     208,088
                                               20,938  Duke Energy Corp.                                                    622,487
                                               10,241  Dynegy, Inc. Class A (a)                                              49,771
                                                5,204  TXU Corp.                                                            432,400
                                                                                                                      -------------
                                                                                                                          1,592,004
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.4%                16,330  3M Co.                                                             1,180,659
                                              225,832  General Electric Co.                                               7,825,079
                                                3,143  Textron, Inc.                                                        238,397
                                               42,626  Tyco International Ltd.                                            1,244,679
                                                                                                                      -------------
                                                                                                                         10,488,814
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.3%                                5,300  ACE Ltd.                                                             237,705
                                                2,340  AMBAC Financial Group, Inc.                                          163,238
                                                5,794  AON Corp.                                                            145,082
                                                9,873  Aflac, Inc.                                                          427,303
                                               14,545  The Allstate Corp.                                                   869,064
                                               55,267  American International Group, Inc.                                 3,211,013
                                                3,856  Chubb Corp.                                                          330,112
                                                3,898  Cincinnati Financial Corp.                                           154,205
                                                5,922  Hartford Financial Services Group, Inc.                              442,847
                                                3,348  Jefferson-Pilot Corp.                                                168,806

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                4,134  Lincoln National Corp.                                         $     193,967
                                                3,698  Loews Corp.                                                          286,595
                                                3,291  MBIA, Inc.                                                           195,189
                                               10,552  Marsh & McLennan Cos., Inc.                                          292,290
                                               16,102  Metlife, Inc.                                                        723,624
                                                4,000  The Progressive Corp.                                                395,240
                                               10,800  Prudential Financial, Inc.                                           709,128
                                                2,865  Safeco Corp.                                                         155,684
                                               13,525  The St. Paul Travelers Cos., Inc.                                    534,643
                                                2,277  Torchmark Corp.                                                      118,859
                                                5,296  UnumProvident Corp.                                                   97,023
                                                3,205  XL Capital Ltd. Class A                                              238,516
                                                                                                                      -------------
                                                                                                                         10,090,133
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%               26,000  eBay, Inc. (a)                                                       858,260
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%            28,256  Yahoo!, Inc. (a)                                                     979,070
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%             1,923  Brunswick Corp.                                                       83,304
                                                5,484  Eastman Kodak Co.                                                    147,245
                                                3,773  Hasbro, Inc.                                                          78,441
                                                7,829  Mattel, Inc.                                                         143,271
                                                                                                                      -------------
                                                                                                                            452,261
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                                6,995  Caterpillar, Inc.                                                    666,693
                                                  964  Cummins, Inc.                                                         71,924
                                                6,346  Danaher Corp.                                                        332,150
                                                5,179  Deere & Co.                                                          339,173
                                                4,477  Dover Corp.                                                          162,873
                                                3,094  Eaton Corp.                                                          185,331
                                                1,924  ITT Industries, Inc.                                                 187,840
                                                5,876  Illinois Tool Works, Inc.                                            468,200
                                                3,704  Ingersoll-Rand Co. Class A                                           264,280
                                                    1  Kadant, Inc. (a)                                                          22
                                                1,322  Navistar International Corp. (a)                                      42,304
                                                3,631  Paccar, Inc.                                                         246,908
                                                2,755  Pall Corp.                                                            83,642
                                                2,568  Parker Hannifin Corp.                                                159,242
                                                                                                                      -------------
                                                                                                                          3,210,582
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                                   11,721  Clear Channel Communications, Inc.                                   362,531
                                               30,767  Comcast Corp. Class A (a)                                            944,547
                                               16,060  Comcast Corp. Special Class A (a)                                    480,997
                                                1,951  Dow Jones & Co., Inc.                                                 69,163
                                                4,987  Gannett Co., Inc.                                                    354,725
                                                8,258  Interpublic Group of Cos., Inc. (a)                                  100,582
                                                1,421  Knight-Ridder, Inc.                                                   87,164
                                                8,460  The McGraw-Hill Cos., Inc.                                           374,355
                                                1,094  Meredith Corp.                                                        53,672
                                                3,505  New York Times Co. Class A                                           109,181
                                               54,300  News Corp. Class A                                                   878,574
                                                4,077  Omnicom Group                                                        325,589
                                              100,320  Time Warner, Inc. (a)                                              1,676,347
                                                5,969  Tribune Co.                                                          209,989
                                                6,305  Univision Communications, Inc. Class A (a)                           173,703

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               36,183  Viacom, Inc. Class B                                           $   1,158,580
                                               43,461  Walt Disney Co.                                                    1,094,348
                                                                                                                      -------------
                                                                                                                          8,454,047
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                         18,599  Alcoa, Inc.                                                          485,992
                                                1,816  Allegheny Technologies, Inc.                                          40,061
                                                3,768  Freeport-McMoRan Copper & Gold, Inc. Class B                         141,074
                                                8,796  Newmont Mining Corp.                                                 343,308
                                                3,424  Nucor Corp.                                                          156,203
                                                1,899  Phelps Dodge Corp.                                                   175,658
                                                2,635  United States Steel Corp.                                             90,565
                                                                                                                      -------------
                                                                                                                          1,432,861
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                          2,872  CMS Energy Corp. (a)                                                  43,252
                                                6,854  Dominion Resources, Inc.                                             503,015
                                                    1  National Grid Transco Plc                                                 49
                                                5,178  Public Service Enterprise Group, Inc.                                314,926
                                                4,481  Sempra Energy                                                        185,110
                                                                                                                      -------------
                                                                                                                          1,046,352
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                         1,235  Big Lots, Inc. (a)                                                    16,351
                                                1,871  Dillard's, Inc. Class A                                               43,819
                                                7,338  Dollar General Corp.                                                 149,402
                                                3,785  Family Dollar Stores, Inc.                                            98,788
                                                3,862  Federated Department Stores                                          283,007
                                                5,766  JC Penney Co., Inc.                                                  303,176
                                                6,994  Kohl's Corp. (a)                                                     391,035
                                                6,544  The May Department Stores Co.                                        262,807
                                                2,961  Nordstrom, Inc.                                                      201,259
                                                1,426  Sears Holdings Corp. (a)                                             213,715
                                               18,591  Target Corp.                                                       1,011,536
                                                                                                                      -------------
                                                                                                                          2,974,895
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                      18,781  Xerox Corp. (a)                                                      258,990
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.7%              1,957  Amerada Hess Corp.                                                   208,440
                                                5,370  Anadarko Petroleum Corp.                                             441,145
                                                6,486  Apache Corp.                                                         418,996
                                                1,562  Ashland, Inc. (a)                                                    112,261
                                                8,710  Burlington Resources, Inc.                                           481,140
                                               44,582  Chevron Corp.                                                      2,493,025
                                               29,976  ConocoPhillips                                                     1,723,320
                                                9,570  Devon Energy Corp.                                                   485,008
                                                5,200  EOG Resources, Inc.                                                  295,360
                                               14,607  El Paso Corp.                                                        168,273
                                              135,268  Exxon Mobil Corp.                                                  7,773,852
                                                2,171  Kerr-McGee Corp.                                                     165,669
                                                2,528  Kinder Morgan, Inc.                                                  210,330
                                                6,860  Marathon Oil Corp.                                                   366,118
                                                8,021  Occidental Petroleum Corp.                                           617,056
                                                1,645  Sunoco, Inc.                                                         187,004
                                                5,368  Unocal Corp.                                                         349,188
                                                5,300  Valero Energy Corp.                                                  419,283
                                               11,322  Williams Cos., Inc.                                                  215,118
                                                7,866  XTO Energy, Inc.                                                     267,365
                                                                                                                      -------------
                                                                                                                         17,397,951
-----------------------------------------------------------------------------------------------------------------------------------

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                  4,965  Georgia-Pacific Corp.                                          $     157,887
                                               10,636  International Paper Co.                                              321,314
                                                2,314  Louisiana-Pacific Corp.                                               56,878
                                                4,362  MeadWestvaco Corp.                                                   122,310
                                                4,736  Weyerhaeuser Co.                                                     301,446
                                                                                                                      -------------
                                                                                                                            959,835
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                        1,927  Alberto-Culver Co. Class B                                            83,497
                                               10,278  Avon Products, Inc.                                                  389,022
                                               21,073  The Gillette Co.                                                   1,066,926
                                                                                                                      -------------
                                                                                                                          1,539,445
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.4%                         33,091  Abbott Laboratories                                                1,621,790
                                                2,487  Allergan, Inc.                                                       211,992
                                               40,577  Bristol-Myers Squibb Co.                                           1,013,613
                                               24,037  Eli Lilly & Co.                                                    1,339,101
                                                7,840  Forest Laboratories, Inc. (a)                                        304,584
                                               63,084  Johnson & Johnson                                                  4,100,460
                                                5,336  King Pharmaceuticals, Inc. (a)                                        55,601
                                               47,070  Merck & Co., Inc.                                                  1,449,756
                                                4,900  Mylan Laboratories                                                    94,276
                                              158,838  Pfizer, Inc.                                                       4,380,752
                                               31,003  Schering-Plough Corp.                                                590,917
                                                2,326  Watson Pharmaceuticals, Inc. (a)                                      68,757
                                               28,657  Wyeth                                                              1,275,237
                                                                                                                      -------------
                                                                                                                         16,506,836
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%                              1,700  Apartment Investment & Management Co. Class A                         69,564
                                                4,800  Archstone-Smith Trust                                                185,376
                                                9,200  Equity Office Properties Trust                                       304,520
                                                5,700  Equity Residential                                                   209,874
                                                3,000  Plum Creek Timber Co., Inc.                                          108,900
                                                3,200  Prologis                                                             128,768
                                                4,900  Simon Property Group, Inc.                                           355,201
                                                                                                                      -------------
                                                                                                                          1,362,203
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                              8,422  Burlington Northern Santa Fe Corp.                                   396,508
                                                4,695  CSX Corp.                                                            200,289
                                                8,456  Norfolk Southern Corp.                                               261,798
                                                5,176  Union Pacific Corp.                                                  335,405
                                                                                                                      -------------
                                                                                                                          1,194,000
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  7,576  Advanced Micro Devices, Inc. (a)                                     131,368
Equipment - 2.4%                                8,413  Altera Corp. (a)                                                     166,746
                                                7,987  Analog Devices, Inc.                                                 297,995
                                               34,046  Applied Materials, Inc.                                              550,864
                                                6,597  Applied Micro Circuits Corp. (a)                                      16,888
                                                6,525  Broadcom Corp. Class A (a)                                           231,703
                                                9,029  Freescale Semiconductor, Inc. Class B (a)                            191,234
                                              131,921  Intel Corp.                                                        3,437,861
                                                3,806  Kla-Tencor Corp.                                                     166,322
                                                7,908  LSI Logic Corp. (a)                                                   67,139
                                                6,904  Linear Technology Corp.                                              253,308
                                                7,204  Maxim Integrated Products, Inc.                                      275,265
                                               13,114  Micron Technology, Inc. (a)                                          133,894

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                7,670  National Semiconductor Corp.                                   $     168,970
                                                2,770  Novellus Systems, Inc. (a)                                            68,447
                                                2,900  Nvidia Corp. (a)                                                      77,488
                                                3,610  PMC - Sierra, Inc. (a)                                                33,681
                                                3,818  Teradyne, Inc. (a)                                                    45,701
                                               35,210  Texas Instruments, Inc.                                              988,345
                                                7,260  Xilinx, Inc.                                                         185,130
                                                                                                                      -------------
                                                                                                                          7,488,349
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                                10,422  Adobe Systems, Inc.                                                  298,278
                                                4,744  Autodesk, Inc.                                                       163,051
                                                5,285  BMC Software, Inc. (a)                                                94,866
                                                3,929  Citrix Systems, Inc. (a)                                              85,102
                                               11,734  Computer Associates International, Inc.                              322,450
                                                8,118  Compuware Corp. (a)                                                   58,368
                                                6,400  Electronic Arts, Inc. (a)                                            362,304
                                                3,740  Intuit, Inc. (a)                                                     168,711
                                                1,830  Mercury Interactive Corp. (a)                                         70,199
                                              213,926  Microsoft Corp. (c)                                                5,313,922
                                                7,920  Novell, Inc. (a)                                                      49,104
                                               96,158  Oracle Corp. (a)                                                   1,269,286
                                                5,874  Parametric Technology Corp. (a)                                       37,476
                                                9,974  Siebel Systems, Inc.                                                  88,769
                                               14,700  Symantec Corp. (a)                                                   319,578
                                                8,747  Veritas Software Corp. (a)                                           213,427
                                                                                                                      -------------
                                                                                                                          8,914,891
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                         4,600  Autonation, Inc. (a)                                                  94,392
                                                1,465  Autozone, Inc. (a)                                                   135,454
                                                6,330  Bed Bath & Beyond, Inc. (a)                                          264,467
                                                6,586  Best Buy Co., Inc.                                                   451,470
                                                4,523  Circuit City Stores, Inc.                                             78,203
                                               16,318  The Gap, Inc.                                                        322,280
                                               45,465  Home Depot, Inc.                                                   1,768,588
                                                8,098  Limited Brands                                                       173,459
                                               16,420  Lowe's Cos., Inc.                                                    955,972
                                                6,583  Office Depot, Inc. (a)                                               150,356
                                                1,313  OfficeMax, Inc.                                                       39,088
                                                3,882  RadioShack Corp.                                                      89,946
                                                3,448  The Sherwin-Williams Co.                                             162,366
                                               15,051  Staples, Inc.                                                        320,887
                                               10,330  TJX Cos., Inc.                                                       251,536
                                                3,264  Tiffany & Co.                                                        106,929
                                                4,362  Toys "R" US, Inc. (a)                                                115,506
                                                                                                                      -------------
                                                                                                                          5,480,899
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%         7,400  Coach, Inc. (a)                                                      248,418
                                                2,100  Jones Apparel Group, Inc.                                             65,184
                                                2,286  Liz Claiborne, Inc.                                                   90,891
                                                5,124  Nike, Inc. Class B                                                   443,738
                                                1,292  Reebok International Ltd.                                             54,044
                                                2,465  VF Corp.                                                             141,047
                                                                                                                      -------------
                                                                                                                          1,043,322
-----------------------------------------------------------------------------------------------------------------------------------

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005


                                               Shares
Industry*                                        Held  Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%              11,598  Countrywide Financial Corp.                                    $     447,799
                                               20,617  Fannie Mae                                                         1,204,033
                                               14,544  Freddie Mac                                                          948,705
                                                6,426  Golden West Financial Corp.                                          413,706
                                                2,322  MGIC Investment Corp.                                                151,441
                                                8,200  Sovereign Bancorp, Inc.                                              183,188
                                               17,879  Washington Mutual, Inc.                                              727,497
                                                                                                                      -------------
                                                                                                                          4,076,369
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%                                 43,916  Altria Group, Inc.                                                 2,839,609
                                                2,600  Reynolds American, Inc.                                              204,880
                                                3,605  UST, Inc.                                                            164,604
                                                                                                                      -------------
                                                                                                                          3,209,093
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%         1,649  WW Grainger, Inc.                                                     90,349
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                     23,933  Nextel Communications, Inc. Class A (a)                              773,275
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks (Cost - $253,032,407) - 74.9%                230,596,637
-----------------------------------------------------------------------------------------------------------------------------------

                                           Beneficial
                                             Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                          $ 7,240,002  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                       Series I (e)                                                       7,240,002
                                              484,600  Merrill Lynch Liquidity Series, LLC Money Market
                                                       Series (d)(e)                                                        484,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities (Cost - $7,724,602) - 2.5%             7,724,602
-----------------------------------------------------------------------------------------------------------------------------------

                                            Number of
                                            Contracts  Put Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                                               69,745  S&P 500 European, expiring October 2007 at US $1,639, Broker
                                                       Banque AIG                                                        21,209,729
                                               79,045  S&P 500 European, expiring October 2007 at US $1,639, Broker
                                                       Credit Suisse Financial Product                                   24,037,894
                                               83,694  S&P 500 European, expiring October 2007 at US $1,639, Broker
                                                       UBS AG, London                                                    25,451,675
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Put Options Purchased
                                                       (Premiums Paid - $44,408,620) - 22.9%                             70,699,298
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments (Cost - $305,165,629**) - 100.3%               309,020,537

                                                       Liabilities in Excess of Other Assets - (0.3%)                      (960,528)
                                                                                                                      -------------
                                                       Net Assets - 100.0%                                            $ 308,060,009
                                                                                                                      =============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 305,302,214
                                                                  =============
      Gross unrealized appreciation                               $  70,229,647
      Gross unrealized depreciation                                 (66,511,324)
                                                                  -------------
      Net unrealized appreciation                                 $   3,718,323
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
(d)   Security was purchased with the cash proceeds from securities loans.

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2005

(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ------------------------------------------------------------------------------------------------
                                                                         Net         Interest/Dividend
      Affiliate                                                        Activity            Income
      ------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                                               500    $          10,136
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I        $  1,292,904    $         119,522
      Merrill Lynch Liquidity Series, LLC Money Market Series        $ (1,129,550)   $           2,447
      ------------------------------------------------------------------------------------------------

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      -------------------------------------------------------------------------------------------------
      Number of                                     Expiration                              Unrealized
      Contracts               Issue                    Date                Face Value      Depreciation
      -------------------------------------------------------------------------------------------------
          25                  S&P 500 Index       September 2005           $ 7,543,150     $   (71,275)
      -------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The S&P 500(R) Protected Equity Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    The S&P 500(R) Protected Equity Fund, Inc.

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The S&P 500(R) Protected Equity Fund, Inc.

Date: August 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    The S&P 500(R) Protected Equity Fund, Inc.

Date: August 19, 2005